COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
10. COMMITMENTS AND CONTINGENCIES
Purchase Commitments
—The Company enters contracts in the normal course of business with contract research organizations (“CROs”) and other third-party vendors for clinical trials and testing and manufacturing services. These contracts generally do not contain minimum purchase commitments and are cancellable by us upon written notice. Payments that may be due upon cancellation consist of payments for services provided or expenses incurred prior to cancellation. As of December 31, 2025 and 2024 there were no amounts accrued related to termination charges.